Revenue and segment information - Summary of Revenue and Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of operating segments [line items]
Revenue	¥ 531,950	$ 83,475	¥ 424,485	¥ 323,425
Segment profit/(loss)	337,967	$ 53,035	260,217	144,990
Third parties | Diagnosis and monitoring - provision of LDT services
Disclosure of operating segments [line items]
Revenue	337,844		291,702	234,569
Segment profit/(loss)	231,186		198,170	141,542
Third parties | Diagnosis and monitoring - sale of IVD products
Disclosure of operating segments [line items]
Revenue	154,543		93,982	34,915
Segment profit/(loss)	99,993		60,266	11,966
Third parties | Development services
Disclosure of operating segments [line items]
Revenue	39,563		38,801	53,941
Segment profit/(loss)	¥ 6,788		¥ 1,781	¥ (8,518)